SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
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                        Polaris Advantage Variable Annuity
                      Polaris Advantage II Variable Annuity
                       Polaris Choice IV Variable Annuity

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         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
   -------------------------------------------------------------------------
                       Polaris Advantage Variable Annuity
                     Polaris Advantage II Variable Annuity
                       Polaris Choice IV Variable Annuity

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                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            VALIC SEPARATE ACCOUNT A
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                   Polaris Choice Elite Variable Annuity

The following Underlying Fund of the SunAmerica Series Trust ("SAST") has been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying 	New Underlying        Managed By         Trust
Fund Name               Fund Name

SA American Funds       SA American Funds     Capital Research   SAST
VCP Managed Asset       VCP Managed           and Management
Allocation              Allocation            Company

Additionally, the following changes are being made to the prospectus regarding the below underlying portfolios:

SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio The below replaces the disclosure under SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio in the INVESTMENT OPTIONS section of the prospectus:

SunAmerica Series Trust offers the SA VCP Dynamic Allocation Portfolio ("Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor ("Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy.
Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.

          SA Franklin Small Company Value Portfolio
The portfolio manager for the SA Franklin Small Company Value Portfolio changed from Franklin Advisory Services, LLC to Franklin Mutual
Advisers, LLC. Accordingly, all references in the prospectus to the "Franklin Advisory Services, LLC" are replaced with "Franklin Mutual Advisers, LLC."

Dated:  December 21, 2018

               Please keep this supplement with your prospectus.